Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated September 30, 2019

to the Summary Prospectus

dated May 1, 2019, as supplemented to date (the “Summary Prospectus”)

I.     Effective September 30, 2019, Donald G. Taylor will no longer serve as a portfolio manager of the Portfolio in anticipation of his retirement from Franklin Templeton on December 2, 2019. Also effective September 30, 2019, Amritha Kasturirangan and Nayan Sheth will serve as portfolio managers for the Portfolio. Accordingly, effective September 30, 2019, all references to Mr. Taylor in the Summary Prospectus are deleted in their entirety.

A.  The information under the heading “MANAGEMENT” for the Portfolio is updated to include the following rows above the row for Dr. Desai:

Amritha Kasturirangan, CFA	Vice President, Research Analyst and Portfolio Manager of Franklin Advisers	September 30, 2019
Nayan Sheth, CFA	Vice President, Research Analyst and Portfolio Manager of Franklin Advisers	September 30, 2019

B.   The information for Mr. Yuen under the heading “MANAGEMENT” for the Portfolio is deleted in its entirety and replaced with the following:

David Yuen, CFA, FRM	Senior Vice President, Portfolio Manager and Director of Quantitative Strategy of Franklin Advisers	July 5, 2017

II.    Effective October 15, 2019, Roger Bayston and Kent Burns will no longer serve as portfolio managers of the Portfolio.  Also, effective October 15, 2019, Patrick Klein and Tina Chou will serve as portfolio managers for the Portfolio.  Accordingly, effective October 15, 2019, all references to Messrs. Bayston and Burns in the Summary Prospectus are deleted in their entirety.

A.  The information under the heading “MANAGEMENT” for the Portfolio is updated to include the following rows above the row for Mr. Schenck:

Patrick Klein	Senior Vice President, Research Analyst and	October 15, 2019

Portfolio Manager of Franklin Advisers
Tina Chou	Vice President, Portfolio Manager of Franklin Advisers	October 15, 2019

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1038-093019